Derivative financial instruments (Tables)	6 Months Ended
Sep. 30, 2024
Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2024	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,297,499	—	8,668	—	8,712
Foreign exchange contracts	300,337	—	5,612	—	5,582
Equity-related contracts	15,914	—	340	—	394
Credit-related contracts	22,969	—	214	—	180
Other contracts	1,039	—	40	—	50

Total	2,637,757	—	14,874	—	14,918

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2024	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	2,443,182	—	8,529	—	8,353
Foreign exchange contracts	312,220	—	5,383	—	5,716
Equity-related contracts	16,110	—	275	—	355
Credit-related contracts	23,357	—	231	—	218
Other contracts	946	—	36	—	33

Total	2,795,815	—	14,453	—	14,674

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.

Summary of Notional and Fair Value Amounts of Credit Derivatives
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2024 and September 30, 2024:

	March 31, 2024		September 30, 2024
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	6,183	110	4,949	65
Non-investment grade	3,962	37	5,617	108

Total	10,145	147	10,566	174

Credit protection purchased	12,824	(114)	12,791	(161)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be
BBB-,
while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

Maximum Potential Amount of Future Payments for Credit Protection Written by Expiration Period
The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2024 and September 30, 2024:

	Maximum payout/Notional amount
	March 31, 2024	September 30, 2024

	(in billions of yen)

One year or less	1,254	1,307
After one year through five years	8,610	8,857
After five years	281	403

Total	10,145	10,566

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit protection purchased.

Quantitative Information about Derivative Instruments with Credit-risk-related Contingent Features
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2024 and September 30, 2024:

	March 31, 2024	September 30, 2024

	(in billions of yen)

Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	1,304	1,353
Collateral provided to counterparties in the normal course of business	1,025	1,162
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	279	190

Not Designated as Hedging Instrument
Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2023 and 2024:

	Gains (losses) recorded in income for six months ended September 30,
	2023	2024

	(in millions of yen)
Interest rate contracts	134,778	(70,474)
Foreign exchange contracts	209,185	219,124
Equity-related contracts	341,589	167,248
Credit-related contracts (Note)	27,400	(9,607)
Other contracts	(115,214)	(7,436)

Total	597,737	298,856

Note:
Amounts include the net gains (losses) of ¥(365) million and ¥(612) million on the credit derivatives economically managing the credit risk of loans during the six months ended September 30, 2023 and 2024, respectively.